INVESTMENTS, DEBT AND DERIVATIVES - Narrative (Details) ₴ in Millions, $ in Millions, ₽ in Billions, ₨ in Billions, ৳ in Billions			1 Months Ended										3 Months Ended	6 Months Ended			12 Months Ended
	Nov. 24, 2022 USD ($)	Mar. 09, 2022 RUB (₽)	Apr. 30, 2023 USD ($)	Apr. 30, 2023 UAH (₴)	Apr. 30, 2023 PKR (₨)	May 31, 2022 USD ($)	May 31, 2022 BDT (৳)	Apr. 30, 2022 USD ($) loan	Mar. 31, 2022 USD ($)	Mar. 31, 2022 PKR (₨)	Feb. 28, 2022 USD ($) bank	Feb. 28, 2022 RUB (₽) bank	Jun. 30, 2023 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	[1]	Dec. 31, 2022 USD ($)	Dec. 31, 2022 UAH (₴)	May 31, 2023 USD ($)	Apr. 20, 2023 USD ($)	Apr. 19, 2023 USD ($)	Feb. 28, 2023 USD ($)	Jan. 30, 2023	Jan. 24, 2023	Dec. 31, 2022 UAH (₴)	Apr. 30, 2022 RUB (₽)	Apr. 30, 2022 BDT (৳)	Mar. 31, 2022 RUB (₽)	Feb. 28, 2022 RUB (₽)
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on financial assets measured at fair value through other comprehensive income, net of tax													$ 5
% Scheme creditors																								97.59%
Repayments of debt														$ 688	$ 1,521
At amortized cost | Bank loans and bonds
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value													3,843	3,843			$ 5,847
Veon Holdings B.V. revolving credit facility, available until february 2024
Disclosure of detailed information about financial instruments [line items]
Facility amount													1,250	1,250
Revolving credit facility
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Borrowings																			$ 363	$ 692
Proceeds from borrowings	$ 610										$ 430
Extension option, term											1 year	1 year
Number of banks not extending facility | bank											2	2
Maximum borrowing capacity									$ 1,055		$ 1,250
Revolving credit facility | Not later than one year
Disclosure of detailed information about financial instruments [line items]
Facility amount																						$ 250
Notes at 7.5%
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Facility amount																						$ 417
Borrowings, interest rate																						7.50%
VTB Bank bilateral term loan
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Repayments of debt		₽ 30									396	₽ 30
Tenor		7 years
VTB Bank term loan facility agreement, maturity February 2029
Disclosure of detailed information about financial instruments [line items]
Facility amount											$ 400																		₽ 30
Alfa Bank $1250 commitment, revolving credit facility
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Facility amount									125
Repayments of debt								$ 43
Raiffeisen Bank Russia $70 commitment, revolving credit facility
Disclosure of detailed information about financial instruments [line items]
Facility amount									70
Repayments of debt						$ 24
Sberbank and Alfa Bank
Disclosure of detailed information about financial instruments [line items]
Facility amount								$ 1,112																		₽ 90
Number of group level loans | loan								2
Sherbank RUB 45m loan
Disclosure of detailed information about financial instruments [line items]
Facility amount								$ 556																		45
Alfa Bank RUB 45m loan
Disclosure of detailed information about financial instruments [line items]
Facility amount								556																		₽ 45
Alfa Bank $1250 Commitment, Revolving Credit Facility
Disclosure of detailed information about financial instruments [line items]
Facility amount									1,250
Kyivstar | Raiffeisen Bank Aval
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Repayments of debt			$ 38	₴ 1,400
Kyivstar | OTP Bank UAH 490m loan
Disclosure of detailed information about financial instruments [line items]
Facility amount | ₴																									₴ 1,250
Repayments of debt			21	₴ 760													17	₴ 490
Kyivstar | JSC Citibank
Disclosure of detailed information about financial instruments [line items]
Facility amount																	46								1,350
Kyivstar | JSC Credit Agricole
Disclosure of detailed information about financial instruments [line items]
Facility amount																	44								1,275
Kyivstar | Alfa Bank $1667m loan
Disclosure of detailed information about financial instruments [line items]
Facility amount																	$ 57								₴ 1,677
PMCL | PKR50bn syndicated credit facility
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Proceeds from borrowings			$ 41		₨ 10				222	₨ 40
PMCL | Syndicated loan with a 10 year maturity
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Facility amount					₨ 40			217																			৳ 40
Borrowings								$ 156																			30
Tenor								10 years
Veon Finance Ireland DAC | VTB Bank term loan facility agreement, maturity February 2029
Disclosure of detailed information about financial instruments [line items]
Facility amount									$ 259																			₽ 30
Banglalink | Syndicated loan with a five years maturity
Disclosure of detailed information about financial instruments [line items]
Facility amount								$ 139																			৳ 12
Proceeds from borrowings						103	৳ 9
Tenor								5 years
Banglalink | USD300M syndicated term facility
Disclosure of detailed information about financial instruments [line items]
Repayments of debt						$ 38
PJSC Vimpelcom | VEON Holdings B.V.
Disclosure of detailed information about financial instruments [line items]
Proceeds from issue of bonds, notes and debentures														1,572
2023 put options
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Amendment fee payable																							2.00%
Purchase price, % of principal amount																							102.00%
Finance gain														20
October 2023 notes
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Notes and debentures issued													364	364							$ 165
December 2023 notes
Disclosure of detailed information about financial instruments [line items]
Notes and debentures issued													406	406							$ 294
Pakistan
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets measured at fair value through other comprehensive income													18	18
Bangladesh
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets measured at fair value through other comprehensive income													$ 34	$ 34

[1]	Prior period comparatives are adjusted following the classification of Russia as a discontinued operation (see Note 5).